ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Accounts Receivables	Breakdown of accounts receivable

	December 31,
Description	2025	2024

Local currency
Credit card companies	1,957,920	720,938
Cargo and travel agencies	311,706	234,036
Loyalty program partners	146,035	37,497
Others	89,675	43,602
Total local currency	2,505,336	1,036,073
Foreign currency
Reimbursement receivable for contractual guarantees	104,901	324,838
Clearinghouse	46,060	52,203
Credit card companies	18,104	19,659
Reimbursement receivable for maintenance reserves	7,057	101,487
Others	93,551	268,838
Total foreign currency	269,673	767,025
Total	2,775,009	1,803,098
Provision for losses	(22,815)	(27,724)
Total net	2,752,194	1,775,374

Current	2,722,742	1,775,374
Non-current	29,452	—

Schedule of Accounts Receivable Past Due
The breakdown of accounts receivable by maturity, net of allowances for losses:

	December 31,
Description	2025	2024

Not past due
Up to 90 days	1,333,233	682,785
91 to 180 days	642,072	380,194
181 to 360 days	507,918	173,221
Over 360 days	29,452	—
	2,512,675	1,236,200
Past due
Up to 90 days	103,562	311,261
91 to 180 days	21,668	142,521
181 to 360 days	39,775	88,986
Over 360 days	97,329	24,130
	262,334	566,898

Provision for losses	(22,815)	(27,724)
Total	2,752,194	1,775,374

Schedule of Changes in the Allowance for Doubtful Accounts
The movement of provision for loss is presented below:

	December 31,
Description	2025	2024

Balances at the beginning of the year	(27,724)	(27,234)
Additions	(22,424)	(27,643)
Reversals	21,504	26,051
Write-off of uncollectible amounts	5,829	1,102
Balances at the end of the year	(22,815)	(27,724)